UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment | |; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamarack Capital Management, LLC
Address: 2333 State Street, Suite 102
         Carlsbad, CA  92008

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Justin J. Ferayorni
Title:    Managing Member
Phone:    (760) 429-7252

Signature, Place, and Date of Signing:

/s/ Justin J. Ferayorni            Carlsbad, CA                Date May 8, 2013
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $242,718 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

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
                                                                    FORM 13F INFORMATION TABLE
                                  TITLE                    VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER           VOTING AUTHORITY
        NAME OF ISSUER            OF CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS     Sole      SHARED   NONE
--------------------------------  ------------  ---------  --------  -------- --- ---- ------- ------------ --------  ------  -----
ACCURAY INC                       COMM          004397105      4753   1024346  SH         Sole               1024346
ALKERMES PLC                      COMM          G01767105     12016    507000  SH         Sole                507000
ATRICURE INC                      COMM          04963C209      6910    872447  SH         Sole                872447
BRUKER BIOSCIENCES CORP           COMM          116794108      2865    150000  SH         Sole                150000
CAREFUSION CORP                   COMM          14170T101      5598    160000  SH         Sole                160000
DEXCOM INC                        COMM          252131107     12321    736921  SH         Sole                736921
ELAN CORP PLC -SPONS ADR          ADRS          284131208     13275   1125000  SH         Sole               1125000
FLUIDIGM CORP                     COMM          34385P108      3868    208946  SH         Sole                208946
GREATBATCH INC                    COMM          39153L106     17435    583700  SH         Sole                583700
HAEMONETICS CORP/MASS             COMM          405024100     12498    300000  SH         Sole                300000
JOHNSON & JOHNSON                 COMM          478160104      4077     50000  SH CALL    Sole                 50000
LABORATORY CRP OF AMER HLDGS      COMM          50540R409      6224     69000  SH         Sole                 69000
MEDASSETS INC                     COMM          584045108      9815    509853  SH         Sole                509853
MERCK & CO. INC.                  COMM          58933Y105      4420    100000  SH         Sole                100000
MERCK & CO. INC.                  COMM          58933Y105      4420    100000  SH CALL    Sole                100000
PACIRA PHARMACEUTICALS INC        COMM          695127100     15495    536900  SH         Sole                536900
PERRIGO CO                        COMM          714290103      4156     35000  SH         Sole                 35000
PERRIGO CO                        COMM          714290103      2969     25000  SH CALL    Sole                 25000
RTI BIOLOGICS INC                 COMM          74975N105      8194   2085000  SH         Sole               2085000
SOLTA MED INC                     COMM          83438K103      3933   1787570  SH         Sole               1787570
SPDR S&P 500 ETF TRUST            COMM          78462F103     31334    200000  SH CALL    Sole                200000
SPDR S&P 500 ETF TRUST            COMM          78462F103     15667    100000  SH  PUT    Sole                100000
SPDR S&P 500 ETF TRUST            COMM          78462F103     15667    100000  SH  PUT    Sole                100000
SPECTRANETICS CORP                COMM          84760C107      6274    338600  SH         Sole                338600
TEVA PHARMACEUTICAL-SP ADR        ADRS          881624209      1984     50000  SH         Sole                 50000
TEVA PHARMACEUTICAL-SP ADR        COMM          881624209      4365    110000  SH CALL    Sole                110000
VIROPHARMA INC                    COMM          928241108      2000     79501  SH         Sole                 79501
VOCERA COMMUNICATIONS INC         COMM          92857F107      4789    208198  SH         Sole                208198
VOLCANO CORP                      COMM          928645100      5398    242500  SH         Sole                242500
